Equity - Share Options, Range of Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding (in shares) | shares	4,828,173	5,537,729	5,505,500
Weighted average remaining contractual life (years) | year	4.6
Weighted average exercise price of share options outstanding (usd per share)	$ 2.01	$ 1.84	$ 2.10
Number options exercisable (in shares) | shares	2,107,942
Weighted average exercise price of share options exercisable (usd per share)	$ 2.04
Options exercised (in shares) | shares	1,820,193	443,589
Net proceeds on issuance of share capital from share option exercises		$ 508,000
Options granted (in shares) | shares	1,498,776	1,363,315
Weighted average fair value, share options granted (usd per share)	$ 1.09	$ 0.75
$0.83 – $1.00
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding (in shares) | shares	270,835
Weighted average remaining contractual life (years) | year	2.1
Weighted average exercise price of share options outstanding (usd per share)	$ 0.97
Number options exercisable (in shares) | shares	270,835
Weighted average exercise price of share options exercisable (usd per share)	$ 0.97
$0.83 – $1.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	0.83
$0.83 – $1.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.00
$1.19 – $1.68
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding (in shares) | shares	1,454,715
Weighted average remaining contractual life (years) | year	4.4
Weighted average exercise price of share options outstanding (usd per share)	$ 1.40
Number options exercisable (in shares) | shares	609,291
Weighted average exercise price of share options exercisable (usd per share)	$ 1.41
$1.19 – $1.68 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	1.19
$1.19 – $1.68 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.68
$2.00 – $2.38
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding (in shares) | shares	2,532,600
Weighted average remaining contractual life (years) | year	5.2
Weighted average exercise price of share options outstanding (usd per share)	$ 2.24
Number options exercisable (in shares) | shares	785,869
Weighted average exercise price of share options exercisable (usd per share)	$ 2.37
$2.00 – $2.38 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	2.00
$2.00 – $2.38 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.38
$2.97 – $3.45
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding (in shares) | shares	570,023
Weighted average remaining contractual life (years) | year	3.9
Weighted average exercise price of share options outstanding (usd per share)	$ 3.09
Number options exercisable (in shares) | shares	441,947
Weighted average exercise price of share options exercisable (usd per share)	$ 3.00
$2.97 – $3.45 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	2.97
$2.97 – $3.45 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 3.45
Common shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options exercised (in shares) | shares	1,820,193	435,287
Net proceeds on issuance of share capital from share option exercises	$ 3,598,000	$ 496,000